Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Aug. 31, 2016
Registrant Name	dei_EntityRegistrantName	VANGUARD MONEY MARKET RESERVES
Central Index Key	dei_EntityCentralIndexKey	0000106830
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr. 10, 2017
Document Effective Date	dei_DocumentEffectiveDate	Apr. 10, 2017
Prospectus Date	rr_ProspectusDate	Dec. 23, 2016